Employee Defined Contribution Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Defined Contribution Plan [Abstract]
Employee benefits	$ 171	$ 171	$ 334